John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/2023

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 86.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	79,639	$3,802,763
Capital Appreciation, Class NAV, JHF II (Jennison)	188,704	2,634,304
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	181,257	1,662,131
Disciplined Value, Class NAV, JHF III (Boston Partners)	121,094	2,729,467
Disciplined Value International, Class NAV, JHIT (Boston Partners)	191,021	2,863,404
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	471,960	4,205,162
Equity Income, Class NAV, JHF II (T. Rowe Price)	201,985	3,797,320
Financial Industries, Class NAV, JHIT II (MIM US) (B)	39,781	584,385
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	36,914	2,494,294
International Dynamic Growth, Class NAV, JHIT (Axiom)	113,283	1,158,889
International Growth, Class NAV, JHF III (Wellington)	52,490	1,282,334
International Small Company, Class NAV, JHF II (DFA)	111,207	1,118,742
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	895,869	8,376,373
Mid Cap Growth, Class NAV, JHIT (Wellington)	221,648	3,036,573
Mid Value, Class NAV, JHF II (T. Rowe Price)	238,968	3,864,109
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	45,569	592,850
Small Cap Value, Class NAV, JHF II (Wellington)	40,527	697,059
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,095,039	10,676,634
Fixed income - 2.0%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	50,148	364,575
High Yield, Class NAV, JHBT (MIM US) (B)	115,952	343,217
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	64,198	591,902
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	162,239	762,523
Science & Technology, Class NAV, JHF II (T. Rowe Price)	334,508	575,353

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $56,405,077)		$58,214,363
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	64,104	637,189
Fidelity International Index Fund	13,887	641,843
Fidelity Mid Cap Index Fund	56,191	1,579,531
Fidelity Small Cap Index Fund	61,288	1,382,654
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,168,750)		$4,241,217
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	274	$0
ICA Gruppen AB (D)(E)	12	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	37	111
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$142
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$1,208,800	345,300
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	1,627,900	473,846
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	1,421,100	431,372
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	598,000	188,959

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,795,119)		$1,439,477
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	12,739	127,388

TOTAL SHORT-TERM INVESTMENTS (Cost $126,111)		$127,388
Total investments (Cost $62,495,333) - 99.9%		$64,022,587
Other assets and liabilities, net - 0.1%		41,690
TOTAL NET ASSETS - 100.0%		$64,064,277
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	300,502	$14,348,953
Capital Appreciation, Class NAV, JHF II (Jennison)	712,035	9,940,013
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	706,565	6,479,198
Disciplined Value, Class NAV, JHF III (Boston Partners)	486,970	10,976,303
Disciplined Value International, Class NAV, JHIT (Boston Partners)	745,386	11,173,343
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,898,673	16,917,173
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	807,171	$15,174,808
Financial Industries, Class NAV, JHIT II (MIM US) (B)	154,940	2,276,068
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	144,734	9,779,681
International Dynamic Growth, Class NAV, JHIT (Axiom)	440,345	4,504,731
International Growth, Class NAV, JHF III (Wellington)	205,051	5,009,398
International Small Company, Class NAV, JHF II (DFA)	433,331	4,359,309
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,487,385	32,607,047
Mid Cap Growth, Class NAV, JHIT (Wellington)	870,543	11,926,434
Mid Value, Class NAV, JHF II (T. Rowe Price)	933,618	15,096,601
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	177,482	2,309,038
Small Cap Value, Class NAV, JHF II (Wellington)	157,844	2,714,912
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,261,953	41,554,043
Fixed income - 1.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	185,959	1,351,919
High Yield, Class NAV, JHBT (MIM US) (B)	433,850	1,284,197
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	234,712	2,164,045
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	631,340	2,967,296
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,298,265	2,233,016

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $224,474,016)		$227,147,526
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	255,691	2,541,572
Fidelity International Index Fund	53,999	2,495,856
Fidelity Mid Cap Index Fund	218,863	6,152,234
Fidelity Small Cap Index Fund	238,709	5,385,278

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,641,122)		$16,574,940
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,235	0
ICA Gruppen AB (D)(E)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	4,248	1,969
Health care - 0.0%
NMC Health PLC (D)	70	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	298	$901
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	9,053	249

TOTAL COMMON STOCKS (Cost $4,064)		$3,119
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$4,758,200	1,359,204
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	6,407,700	1,865,139
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	5,593,800	1,697,988
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	2,389,200	754,952

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,520,322)		$5,677,283
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	56,974	569,749

TOTAL SHORT-TERM INVESTMENTS (Cost $569,525)		$569,749
Total investments (Cost $249,209,049) - 100.0%		$249,972,617
Other assets and liabilities, net - 0.0%		28,182
TOTAL NET ASSETS - 100.0%		$250,000,799
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	436,258	$20,831,298
Capital Appreciation, Class NAV, JHF II (Jennison)	1,036,094	14,463,873
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,031,827	9,461,852
Disciplined Value, Class NAV, JHF III (Boston Partners)	708,244	15,963,819
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,089,792	16,335,981
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,805,342	24,995,599
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,176,738	22,122,677
Financial Industries, Class NAV, JHIT II (MIM US) (B)	225,936	3,318,997
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	212,622	14,366,854
International Dynamic Growth, Class NAV, JHIT (Axiom)	644,423	6,592,451
International Growth, Class NAV, JHF III (Wellington)	299,088	7,306,719
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Small Company, Class NAV, JHF II (DFA)	634,395	$6,382,011
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,086,707	47,560,708
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,273,816	17,451,279
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,366,347	22,093,827
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	258,741	3,366,220
Small Cap Value, Class NAV, JHF II (Wellington)	230,202	3,959,479
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,219,191	60,637,112
Fixed income - 1.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	270,786	1,968,611
High Yield, Class NAV, JHBT (MIM US) (B)	631,756	1,869,997
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	331,557	3,056,953
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	919,773	4,322,934
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,914,040	3,292,148

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $325,241,504)		$331,721,399
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	375,944	3,736,888
Fidelity International Index Fund	78,710	3,637,974
Fidelity Mid Cap Index Fund	319,521	8,981,723
Fidelity Small Cap Index Fund	348,058	7,852,177

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,490,184)		$24,208,762
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	3,720	0
ICA Gruppen AB (D)(E)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	12,063	5,591
Health care - 0.0%
NMC Health PLC (D)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	496	1,500
New World Development Company, Ltd.	3	4
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	15,065	415

TOTAL COMMON STOCKS (Cost $8,887)		$7,510
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$6,958,600	$1,987,760
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	9,370,700	2,727,603
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	8,180,700	2,483,237
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	3,535,600	1,117,197

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,211,796)		$8,315,797
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	74,966	749,668

TOTAL SHORT-TERM INVESTMENTS (Cost $749,369)		$749,668
Total investments (Cost $361,701,740) - 100.0%		$365,003,136
Other assets and liabilities, net - 0.0%		41,962
TOTAL NET ASSETS - 100.0%		$365,045,098
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	667,460	$31,871,212
Capital Appreciation, Class NAV, JHF II (Jennison)	1,588,249	22,171,951
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,570,918	14,405,315
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,076,565	24,265,786
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,657,567	24,846,923
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,286,872	38,196,027
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,784,479	33,548,215
Financial Industries, Class NAV, JHIT II (MIM US) (B)	344,621	5,062,481
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	326,087	22,033,672
International Dynamic Growth, Class NAV, JHIT (Axiom)	986,822	10,095,187
International Growth, Class NAV, JHF III (Wellington)	455,986	11,139,740
International Small Company, Class NAV, JHF II (DFA)	963,338	9,691,185
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,755,194	72,511,064
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,943,389	26,624,428
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,077,011	33,585,270
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	393,895	5,124,574
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Value, Class NAV, JHF II (Wellington)	350,878	$6,035,103
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,477,652	92,407,109
Fixed income - 1.8%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	410,331	2,983,104
High Yield, Class NAV, JHBT (MIM US) (B)	957,321	2,833,670
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	433,938	4,000,905
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,403,865	6,598,166
Science & Technology, Class NAV, JHF II (T. Rowe Price)	2,908,580	5,002,758

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $492,444,689)		$505,033,845
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	574,858	5,714,085
Fidelity International Index Fund	119,803	5,537,276
Fidelity Mid Cap Index Fund	487,721	13,709,847
Fidelity Small Cap Index Fund	531,129	11,982,274

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,643,013)		$36,943,482
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	6,187	0
ICA Gruppen AB (D)(E)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	24,454	11,334
Health care - 0.0%
NMC Health PLC (D)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	825	2,495
New World Development Company, Ltd.	7	10
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	25,059	690

TOTAL COMMON STOCKS (Cost $16,649)		$14,529
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$10,614,800	3,032,172
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	14,294,000	4,160,666
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	12,478,500	3,787,826
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	5,441,300	1,719,370

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,282,978)		$12,700,034
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	95,712	$957,126

TOTAL SHORT-TERM INVESTMENTS (Cost $956,739)		$957,126
Total investments (Cost $548,344,068) - 100.0%		$555,649,016
Other assets and liabilities, net - 0.0%		57,611
TOTAL NET ASSETS - 100.0%		$555,706,627
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.6%
Equity - 83.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	982,399	$46,909,568
Capital Appreciation, Class NAV, JHF II (Jennison)	2,355,965	32,889,273
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,393,111	21,944,829
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,565,904	35,295,474
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,504,740	37,546,052
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,951,681	53,029,475
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,597,537	48,833,704
Financial Industries, Class NAV, JHIT II (MIM US) (B)	508,183	7,465,210
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	467,247	31,571,891
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,487,431	15,216,415
International Growth, Class NAV, JHF III (Wellington)	690,544	16,869,986
International Small Company, Class NAV, JHF II (DFA)	1,470,830	14,796,553
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,518,248	107,695,622
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,734,431	37,461,702
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,942,416	47,578,861
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	546,507	7,110,058
Small Cap Value, Class NAV, JHF II (Wellington)	486,071	8,360,425
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,978,542	136,290,787
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	824,806	10,829,706
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,557,986	11,326,556
High Yield, Class NAV, JHBT (MIM US) (B)	2,242,044	6,636,450
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	887,561	$8,183,314
Alternative and specialty - 3.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	717,318	8,084,171
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,103,574	9,886,798
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,262,719	7,331,876

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $713,207,663)		$769,144,756
UNAFFILIATED INVESTMENT COMPANIES - 6.4%
Equity - 6.4%
Fidelity Emerging Markets Index Fund	755,659	7,511,251
Fidelity International Index Fund	182,160	8,419,433
Fidelity Mid Cap Index Fund	719,795	20,233,439
Fidelity Small Cap Index Fund	780,464	17,607,278

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $54,749,428)		$53,771,401
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	10,035	0
ICA Gruppen AB (D)(E)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	45,339	21,014
Health care - 0.0%
NMC Health PLC (D)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,338	4,047
New World Development Company, Ltd.	14	20
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	40,641	1,119

TOTAL COMMON STOCKS (Cost $29,417)		$26,200
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
U.S. Government - 2.7%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$19,430,600	5,550,450
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	26,164,500	7,615,905
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	23,235,300	7,053,033
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	10,058,100	3,178,211

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,903,271)		$23,397,599
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.4088% (G)(H)	222,741	2,227,436
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,226,577)	$2,227,436
Total investments (Cost $802,116,356) - 100.0%	$848,567,392
Other assets and liabilities, net - 0.0%	113,700
TOTAL NET ASSETS - 100.0%	$848,681,092
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 75.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	920,304	$43,944,494
Capital Appreciation, Class NAV, JHF II (Jennison)	2,206,411	30,801,500
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,249,601	20,628,840
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,427,877	32,184,346
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,451,601	36,749,505
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,189,820	46,241,299
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,365,634	44,473,911
Financial Industries, Class NAV, JHIT II (MIM US) (B)	519,074	7,625,190
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	265,825	3,064,958
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	361,626	24,435,065
Global Equity, Class NAV, JHF II (MIM US) (B)	249,394	2,972,772
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,489,734	15,239,980
International Growth, Class NAV, JHF III (Wellington)	678,626	16,578,827
International Small Company, Class NAV, JHF II (DFA)	1,546,520	15,557,990
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,314,100	105,786,839
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,458,831	33,685,991
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,613,218	42,255,727
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	444,629	5,784,618
Small Cap Value, Class NAV, JHF II (Wellington)	394,910	6,792,456
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,815,604	134,702,140
Fixed income - 10.7%
Bond, Class NAV, JHSB (MIM US) (B)	2,418,893	31,760,069
Core Bond, Class NAV, JHF II (Allspring Investments)	1,835,931	19,754,621
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,490,431	18,105,433
High Yield, Class NAV, JHBT (MIM US) (B)	4,393,150	13,003,724
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,015,007	$9,358,364
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	361,286	3,515,316
Alternative and specialty - 4.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,943,075	21,898,452
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,171,286	10,205,044
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,387,698	7,546,840

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $747,161,918)		$804,654,311
UNAFFILIATED INVESTMENT COMPANIES - 5.6%
Equity - 5.6%
Fidelity Emerging Markets Index Fund	425,505	4,229,523
Fidelity International Index Fund	178,153	8,234,244
Fidelity Mid Cap Index Fund	706,167	19,850,339
Fidelity Small Cap Index Fund	758,104	17,102,825

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $49,950,944)		$49,416,931
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	10,247	0
ICA Gruppen AB (D)(E)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	49,809	23,086
Health care - 0.0%
NMC Health PLC (D)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,366	4,132
New World Development Company, Ltd.	15	22
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	41,499	1,142

TOTAL COMMON STOCKS (Cost $31,532)		$28,382
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$27,097,000	7,740,396
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	36,580,900	10,647,888
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	33,385,600	10,134,138
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	14,188,900	4,483,482

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $46,397,253)		$33,005,904
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	201,774	2,017,765
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,889)	$2,017,765
Total investments (Cost $845,558,536) - 100.0%	$889,123,293
Other assets and liabilities, net - 0.0%	115,421
TOTAL NET ASSETS - 100.0%	$889,238,714
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.6%
Equity - 66.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	909,130	$43,410,974
Capital Appreciation, Class NAV, JHF II (Jennison)	2,165,769	30,234,131
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,609,377	33,097,984
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,426,265	32,148,010
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,737,000	41,027,623
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,012,129	44,658,069
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,361,012	44,387,029
Financial Industries, Class NAV, JHIT II (MIM US) (B)	573,496	8,424,662
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	439,996	5,073,152
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	315,215	21,299,077
Global Equity, Class NAV, JHF II (MIM US) (B)	527,394	6,286,539
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,636,504	16,741,435
International Growth, Class NAV, JHF III (Wellington)	748,908	18,295,825
International Small Company, Class NAV, JHF II (DFA)	1,659,848	16,698,066
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,751,527	109,876,779
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,354,938	32,262,653
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,531,082	40,927,591
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	384,802	5,006,269
Small Cap Value, Class NAV, JHF II (Wellington)	344,626	5,927,565
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,841,462	134,954,254
Fixed income - 18.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,919,964	64,599,132
Core Bond, Class NAV, JHF II (Allspring Investments)	4,560,440	49,070,330
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,118,313	29,940,137
High Yield, Class NAV, JHBT (MIM US) (B)	7,926,981	23,463,863
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,230,420	$11,344,473
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,098,340	10,686,846
Alternative and specialty - 5.7%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,648,685	41,120,682
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,106,965	9,902,736
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,809,544	8,272,415

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $879,889,407)		$939,138,301
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 4.6%
Fidelity International Index Fund	196,963	9,103,629
Fidelity Mid Cap Index Fund	735,306	20,669,442
Fidelity Small Cap Index Fund	808,691	18,244,070

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $48,190,435)		$48,017,141
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	10,773	0
ICA Gruppen AB (D)(E)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	52,909	24,522
Health care - 0.0%
NMC Health PLC (D)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,436	4,344
New World Development Company, Ltd.	18	26
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	43,631	1,201

TOTAL COMMON STOCKS (Cost $33,383)		$30,093
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$39,503,400	11,284,347
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	53,322,200	15,520,908
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	48,675,000	14,775,208
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	20,567,500	6,499,026

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $68,056,726)		$48,079,489
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	184,275	1,842,767
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,841,938)	$1,842,767
Total investments (Cost $998,011,889) - 100.0%	$1,037,107,791
Other assets and liabilities, net - 0.0%	119,477
TOTAL NET ASSETS - 100.0%	$1,037,227,268
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 55.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	724,989	$34,618,204
Capital Appreciation, Class NAV, JHF II (Jennison)	1,739,556	24,284,208
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,407,897	40,420,411
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,159,658	26,138,682
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,667,634	39,987,827
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,089,333	36,435,955
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,919,470	36,086,028
Financial Industries, Class NAV, JHIT II (MIM US) (B)	555,770	8,164,265
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,046,221	12,062,926
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	175,768	11,876,638
Global Equity, Class NAV, JHF II (MIM US) (B)	1,382,449	16,478,794
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,606,120	16,430,604
International Growth, Class NAV, JHF III (Wellington)	718,688	17,557,547
International Small Company, Class NAV, JHF II (DFA)	1,720,128	17,304,488
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,303,209	105,685,008
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,055,938	28,166,347
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,215,543	35,825,323
Small Cap Value, Class NAV, JHF II (Wellington)	323,745	5,568,413
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,636,316	123,204,077
Fixed income - 27.1%
Bond, Class NAV, JHSB (MIM US) (B)	6,064,894	79,632,062
Core Bond, Class NAV, JHF II (Allspring Investments)	7,567,978	81,431,447
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,427,549	39,458,285
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,025,509	7,804,126
High Yield, Class NAV, JHBT (MIM US) (B)	10,702,608	31,679,720
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,790,041	$34,944,182
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,575,413	34,788,768
Alternative and specialty - 7.2%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,575,989	62,841,391
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,327,748	10,940,417
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,652,243	8,001,859

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $974,032,593)		$1,027,818,002
UNAFFILIATED INVESTMENT COMPANIES - 4.2%
Equity - 4.2%
Fidelity International Index Fund	189,126	8,741,416
Fidelity Mid Cap Index Fund	690,505	19,410,103
Fidelity Small Cap Index Fund	907,638	20,476,306

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $48,050,898)		$48,627,825
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	10,893	0
ICA Gruppen AB (D)(E)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	59,458	27,558
Health care - 0.0%
NMC Health PLC (D)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,452	4,393
New World Development Company, Ltd.	22	31
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	44,116	1,214

TOTAL COMMON STOCKS (Cost $36,289)		$33,196
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%
U.S. Government - 5.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,679,542	2,567,859
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,353,085	2,217,201
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,158,769	2,925,748
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,559,071	2,449,436
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	44,843,900	12,809,888
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	60,509,800	17,613,059
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	55,231,800	16,765,512
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	23,378,300	7,387,197
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,272,432)		$64,735,900
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	241,655	$2,416,574

TOTAL SHORT-TERM INVESTMENTS (Cost $2,415,511)		$2,416,574
Total investments (Cost $1,113,807,723) - 100.0%		$1,143,631,497
Other assets and liabilities, net - 0.0%		123,575
TOTAL NET ASSETS - 100.0%		$1,143,755,072
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 43.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	346,268	$16,534,280
Capital Appreciation, Class NAV, JHF II (Jennison)	826,242	11,534,341
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,366,050	40,036,678
Disciplined Value, Class NAV, JHF III (Boston Partners)	461,209	10,395,650
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,661,942	24,912,513
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,882,253	16,770,874
Equity Income, Class NAV, JHF II (T. Rowe Price)	762,130	14,328,035
Financial Industries, Class NAV, JHIT II (MIM US) (B)	362,132	5,319,716
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,184,736	13,660,006
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	104,867	7,085,862
Global Equity, Class NAV, JHF II (MIM US) (B)	1,218,884	14,529,096
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,076,453	11,012,116
International Growth, Class NAV, JHF III (Wellington)	438,796	10,719,785
International Small Company, Class NAV, JHF II (DFA)	1,096,165	11,027,423
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,131,280	66,677,471
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,153,277	15,799,901
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,247,847	20,177,684
Small Cap Value, Class NAV, JHF II (Wellington)	249,518	4,291,706
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,742,012	65,734,617
Fixed income - 38.4%
Bond, Class NAV, JHSB (MIM US) (B)	6,725,797	88,309,718
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	7,840,381	$84,362,499
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,174,992	37,622,190
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,496,266	11,386,581
High Yield, Class NAV, JHBT (MIM US) (B)	10,623,180	31,444,612
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,787,828	44,143,770
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,348,365	42,309,590
Alternative and specialty - 8.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,542,433	62,463,223
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,663,885	7,820,262
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,061,439	5,265,675

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $772,173,825)		$795,675,874
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity International Index Fund	115,227	5,325,776
Fidelity Mid Cap Index Fund	433,177	12,176,595
Fidelity Small Cap Index Fund	481,558	10,863,951

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,411,959)		$28,366,322
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	8,029	0
ICA Gruppen AB (D)(E)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	43,019	19,939
Health care - 0.0%
NMC Health PLC (D)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,071	3,238
New World Development Company, Ltd.	22	31
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	32,516	895

TOTAL COMMON STOCKS (Cost $26,404)		$24,103
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$5,477,994	5,249,673
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,812,142	4,534,253
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,460,767	5,984,159
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,362,548	$5,132,807
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	29,610,900	8,458,504
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	40,119,100	11,677,779
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	36,929,000	11,209,731
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	15,529,600	4,907,124

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $75,382,392)		$57,154,030
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.4088% (G)(H)	238,403	2,384,053

TOTAL SHORT-TERM INVESTMENTS (Cost $2,383,372)		$2,384,053
Total investments (Cost $878,377,952) - 100.0%		$883,604,382
Other assets and liabilities, net - 0.0%		108,851
TOTAL NET ASSETS - 100.0%		$883,713,233
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 34.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	72,474	$3,460,646
Capital Appreciation, Class NAV, JHF II (Jennison)	174,223	2,432,157
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,177,614	19,968,722
Disciplined Value, Class NAV, JHF III (Boston Partners)	99,353	2,239,409
Disciplined Value International, Class NAV, JHIT (Boston Partners)	741,301	11,112,104
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	617,402	5,501,049
Equity Income, Class NAV, JHF II (T. Rowe Price)	163,551	3,074,763
Financial Industries, Class NAV, JHIT II (MIM US) (B)	189,215	2,779,575
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	609,514	7,027,691
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	61,793	4,175,385
Global Equity, Class NAV, JHF II (MIM US) (B)	614,427	7,323,970
Global Shareholder Yield, Class NAV, JHF III (Epoch)	362,422	3,834,423
International Dynamic Growth, Class NAV, JHIT (Axiom)	511,847	5,236,193
International Growth, Class NAV, JHF III (Wellington)	191,337	4,674,353
International Small Company, Class NAV, JHF II (DFA)	459,771	4,625,298
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,103,814	$29,020,659
Mid Cap Growth, Class NAV, JHIT (Wellington)	428,298	5,867,682
Mid Value, Class NAV, JHF II (T. Rowe Price)	461,830	7,467,791
Small Cap Value, Class NAV, JHF II (Wellington)	130,421	2,243,235
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,004,285	29,291,777
Fixed income - 46.6%
Bond, Class NAV, JHSB (MIM US) (B)	4,207,160	55,240,010
Core Bond, Class NAV, JHF II (Allspring Investments)	5,180,930	55,746,802
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,002,317	21,826,847
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,127,344	8,579,089
High Yield, Class NAV, JHBT (MIM US) (B)	6,260,870	18,532,176
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,526,452	32,513,884
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,388,671	23,241,765
Alternative and specialty - 8.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,081,101	34,724,007
Health Sciences, Class NAV, JHF II (T. Rowe Price)	811,601	3,814,526
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,601,687	2,754,901

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $416,673,984)		$418,330,889
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	50,338	2,326,636
Fidelity Mid Cap Index Fund	188,728	5,305,148
Fidelity Small Cap Index Fund	160,667	3,624,652

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $11,165,800)		$11,256,436
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	3,589	0
ICA Gruppen AB (D)(E)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	19,966	9,254
Health care - 0.0%
NMC Health PLC (D)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	479	1,447
New World Development Company, Ltd.	16	23
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	14,534	$400

TOTAL COMMON STOCKS (Cost $12,117)		$11,124
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$4,698,998	4,503,145
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,128,314	3,889,915
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,541,335	5,132,553
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,628,101	4,429,825
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	11,737,100	3,352,762
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	15,994,600	4,655,673
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	14,813,700	4,496,672
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	6,221,800	1,965,997

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,514,768)		$32,426,542
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.4088% (G)(H)	129,684	1,296,849

TOTAL SHORT-TERM INVESTMENTS (Cost $1,296,470)		$1,296,849
Total investments (Cost $469,663,139) - 100.0%		$463,321,840
Other assets and liabilities, net - 0.0%		64,632
TOTAL NET ASSETS - 100.0%		$463,386,472
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 30.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	30,671	$1,464,562
Capital Appreciation, Class NAV, JHF II (Jennison)	73,651	1,028,174
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	809,332	7,421,576
Disciplined Value, Class NAV, JHF III (Boston Partners)	38,991	878,862
Disciplined Value International, Class NAV, JHIT (Boston Partners)	254,332	3,812,438
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	96,166	856,842
Equity Income, Class NAV, JHF II (T. Rowe Price)	64,243	1,207,766
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	191,901	2,212,619
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	20,031	1,353,523
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	233,078	$2,778,294
Global Shareholder Yield, Class NAV, JHF III (Epoch)	168,744	1,785,309
International Dynamic Growth, Class NAV, JHIT (Axiom)	156,463	1,600,619
International Growth, Class NAV, JHF III (Wellington)	63,559	1,552,749
International Small Company, Class NAV, JHF II (DFA)	127,627	1,283,926
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	996,519	9,317,456
Mid Cap Growth, Class NAV, JHIT (Wellington)	105,782	1,449,208
Mid Value, Class NAV, JHF II (T. Rowe Price)	114,070	1,844,509
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	976,455	9,520,441
Fixed income - 52.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,765,252	23,177,765
Core Bond, Class NAV, JHF II (Allspring Investments)	2,113,383	22,740,000
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,176,257	8,551,390
Floating Rate Income, Class NAV, JHF II (Bain Capital)	551,501	4,196,920
High Yield, Class NAV, JHBT (MIM US) (B)	2,454,667	7,265,815
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,653,609	15,246,279
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	927,111	9,020,793
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,138,725	12,833,428

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $155,191,615)		$154,401,263
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity International Index Fund	17,870	825,970
Fidelity Mid Cap Index Fund	57,769	1,623,881
Fidelity Small Cap Index Fund	68,791	1,551,928

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,872,424)		$4,001,779
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	1,099	0
ICA Gruppen AB (D)(E)	47	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	5,942	2,754
Health care - 0.0%
NMC Health PLC (D)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	147	443
New World Development Company, Ltd.	6	9
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	4,452	$123

TOTAL COMMON STOCKS (Cost $3,638)		$3,329
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,397,278	2,297,360
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,106,640	1,984,987
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,825,659	2,617,211
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,365,763	2,264,410
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	2,934,900	838,369
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	3,952,200	1,150,398
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	3,604,600	1,094,170
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	1,538,000	485,985

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,059,433)		$12,732,890
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.4088% (G)(H)	28,175	281,757

TOTAL SHORT-TERM INVESTMENTS (Cost $281,616)		$281,757
Total investments (Cost $174,408,726) - 100.0%		$171,421,018
Other assets and liabilities, net - 0.0%		37,661
TOTAL NET ASSETS - 100.0%		$171,458,679
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 23.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	16,070	$767,336
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	562,972	5,162,456
Disciplined Value International, Class NAV, JHIT (Boston Partners)	156,624	2,347,798
Equity Income, Class NAV, JHF II (T. Rowe Price)	43,203	812,223
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	143,523	1,654,821
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	12,370	835,848
Global Equity, Class NAV, JHF II (MIM US) (B)	159,641	1,902,918
Global Shareholder Yield, Class NAV, JHF III (Epoch)	150,409	1,591,323
International Dynamic Growth, Class NAV, JHIT (Axiom)	100,984	1,033,068
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	38,522	$941,094
International Small Company, Class NAV, JHF II (DFA)	62,014	623,857
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	627,357	5,865,786
Mid Cap Growth, Class NAV, JHIT (Wellington)	37,937	519,733
Mid Value, Class NAV, JHF II (T. Rowe Price)	40,908	661,478
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	512,709	4,998,911
Fixed income - 58.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,365,539	17,929,524
Core Bond, Class NAV, JHF II (Allspring Investments)	1,719,704	18,504,013
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	898,733	6,533,788
Floating Rate Income, Class NAV, JHF II (Bain Capital)	502,155	3,821,396
High Yield, Class NAV, JHBT (MIM US) (B)	1,895,924	5,611,934
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,529,896	14,105,642
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	710,769	6,915,785
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	831,827	9,374,694

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $114,000,885)		$112,515,426
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity International Index Fund	13,299	614,687
Fidelity Mid Cap Index Fund	32,127	903,085
Fidelity Small Cap Index Fund	29,119	656,929

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,016,389)		$2,174,701
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	648	0
ICA Gruppen AB (D)(E)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (D)(E)(I)	2,849	1,320
Health care - 0.0%
NMC Health PLC (D)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	86	261
New World Development Company, Ltd.	4	5
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	2,622	72
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $1,865)		$1,658
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,256,325	$2,162,282
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,982,126	1,867,663
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,660,303	2,464,054
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,224,887	2,129,569
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	1,125,800	321,591
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	1,527,600	444,650
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	1,408,000	427,396
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	598,300	189,054

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,226,118)		$10,006,259
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.4088% (G)(H)	32,865	328,657

TOTAL SHORT-TERM INVESTMENTS (Cost $328,513)		$328,657
Total investments (Cost $127,573,770) - 100.0%		$125,026,701
Other assets and liabilities, net - 0.0%		37,829
TOTAL NET ASSETS - 100.0%		$125,064,530
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Formerly known as Small Cap Growth Fund.
(D)	Non-income producing.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	Restricted security as to resale, excluding 144A securities.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$58,214,363	$58,214,363	—	—
Unaffiliated investment companies	4,241,217	4,241,217	—	—
Common stocks	142	—	—	$142
U.S. Government and Agency obligations	1,439,477	—	$1,439,477	—
Short-term investments	127,388	127,388	—	—
Total investments in securities	$64,022,587	$62,582,968	$1,439,477	$142

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$227,147,526	$227,147,526	—	—
Unaffiliated investment companies	16,574,940	16,574,940	—	—
Common stocks	3,119	—	—	$3,119
U.S. Government and Agency obligations	5,677,283	—	$5,677,283	—
Short-term investments	569,749	569,749	—	—
Total investments in securities	$249,972,617	$244,292,215	$5,677,283	$3,119

|	15

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$331,721,399	$331,721,399	—	—
Unaffiliated investment companies	24,208,762	24,208,762	—	—
Common stocks	7,510	4	—	$7,506
U.S. Government and Agency obligations	8,315,797	—	$8,315,797	—
Short-term investments	749,668	749,668	—	—
Total investments in securities	$365,003,136	$356,679,833	$8,315,797	$7,506

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$505,033,845	$505,033,845	—	—
Unaffiliated investment companies	36,943,482	36,943,482	—	—
Common stocks	14,529	10	—	$14,519
U.S. Government and Agency obligations	12,700,034	—	$12,700,034	—
Short-term investments	957,126	957,126	—	—
Total investments in securities	$555,649,016	$542,934,463	$12,700,034	$14,519

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$769,144,756	$769,144,756	—	—
Unaffiliated investment companies	53,771,401	53,771,401	—	—
Common stocks	26,200	20	—	$26,180
U.S. Government and Agency obligations	23,397,599	—	$23,397,599	—
Short-term investments	2,227,436	2,227,436	—	—
Total investments in securities	$848,567,392	$825,143,613	$23,397,599	$26,180

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$804,654,311	$804,654,311	—	—
Unaffiliated investment companies	49,416,931	49,416,931	—	—
Common stocks	28,382	22	—	$28,360
U.S. Government and Agency obligations	33,005,904	—	$33,005,904	—
Short-term investments	2,017,765	2,017,765	—	—
Total investments in securities	$889,123,293	$856,089,029	$33,005,904	$28,360

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$939,138,301	$939,138,301	—	—
Unaffiliated investment companies	48,017,141	48,017,141	—	—
Common stocks	30,093	26	—	$30,067
U.S. Government and Agency obligations	48,079,489	—	$48,079,489	—
Short-term investments	1,842,767	1,842,767	—	—
Total investments in securities	$1,037,107,791	$988,998,235	$48,079,489	$30,067

Multimanager 2030 Lifetime Portfolio
Investments in securities:
16	|

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$1,027,818,002	$1,027,818,002	—	—
Unaffiliated investment companies	48,627,825	48,627,825	—	—
Common stocks	33,196	31	—	$33,165
U.S. Government and Agency obligations	64,735,900	—	$64,735,900	—
Short-term investments	2,416,574	2,416,574	—	—
Total investments in securities	$1,143,631,497	$1,078,862,432	$64,735,900	$33,165

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$795,675,874	$795,675,874	—	—
Unaffiliated investment companies	28,366,322	28,366,322	—	—
Common stocks	24,103	31	—	$24,072
U.S. Government and Agency obligations	57,154,030	—	$57,154,030	—
Short-term investments	2,384,053	2,384,053	—	—
Total investments in securities	$883,604,382	$826,426,280	$57,154,030	$24,072

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$418,330,889	$418,330,889	—	—
Unaffiliated investment companies	11,256,436	11,256,436	—	—
Common stocks	11,124	23	—	$11,101
U.S. Government and Agency obligations	32,426,542	—	$32,426,542	—
Short-term investments	1,296,849	1,296,849	—	—
Total investments in securities	$463,321,840	$430,884,197	$32,426,542	$11,101

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$154,401,263	$154,401,263	—	—
Unaffiliated investment companies	4,001,779	4,001,779	—	—
Common stocks	3,329	9	—	$3,320
U.S. Government and Agency obligations	12,732,890	—	$12,732,890	—
Short-term investments	281,757	281,757	—	—
Total investments in securities	$171,421,018	$158,684,808	$12,732,890	$3,320

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$112,515,426	$112,515,426	—	—
Unaffiliated investment companies	2,174,701	2,174,701	—	—
Common stocks	1,658	5	—	$1,653
U.S. Government and Agency obligations	10,006,259	—	$10,006,259	—
Short-term investments	328,657	328,657	—	—
Total investments in securities	$125,026,701	$115,018,789	$10,006,259	$1,653
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
|	17

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	79,639	$3,199,965	$774,228	$(327,730)	$(121,952)	$278,252	—	—	$3,802,763
Bond	—	383,111	18,081	(397,262)	(6,906)	2,976	$676	—	—
Capital Appreciation	188,704	2,220,546	503,075	(209,566)	(36,047)	156,296	—	—	2,634,304
Capital Appreciation Value	181,257	1,487,526	223,712	(63,097)	(10,636)	24,626	—	—	1,662,131
Disciplined Value	121,094	2,606,631	209,566	(94,939)	(14,464)	22,673	—	—	2,729,467
Disciplined Value International	191,021	2,562,607	360,847	(107,805)	(2,110)	49,865	—	—	2,863,404
Emerging Markets Debt	50,148	324,844	122,049	(84,065)	(970)	2,717	5,582	—	364,575
Emerging Markets Equity	471,960	4,000,094	170,000	—	—	35,068	—	—	4,205,162
Equity Income	201,985	3,528,781	364,153	(134,514)	(31,265)	70,165	16,422	—	3,797,320
Financial Industries	39,781	516,572	72,464	(23,011)	(8,437)	26,797	—	—	584,385
Fundamental Large Cap Core	36,914	2,219,883	294,657	(105,085)	(23,938)	108,777	—	—	2,494,294
Health Sciences	162,239	675,623	117,829	(14,459)	(1,640)	(14,830)	—	—	762,523
High Yield	115,952	309,709	106,008	(74,512)	363	1,649	5,568	—	343,217
International Dynamic Growth	113,283	1,037,149	157,826	(58,855)	(21,490)	44,259	—	—	1,158,889
International Growth	52,490	1,147,627	168,268	(48,301)	(19,025)	33,765	—	—	1,282,334
International Small Company	111,207	1,001,220	160,761	(40,574)	(15,574)	12,909	—	—	1,118,742
International Strategic Equity Allocation	895,869	7,496,446	1,157,730	(363,534)	(42,110)	127,841	—	—	8,376,373
John Hancock Collateral Trust	12,739	112,190	116,000	(101,797)	1,437	(442)	1,534	—	127,388
Mid Cap Growth	221,648	2,743,755	436,872	(108,829)	(43,859)	8,634	—	—	3,036,573
Mid Value	238,968	3,446,493	565,022	(109,845)	(27,114)	(10,447)	—	—	3,864,109
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	334,508	$518,889	$75,605	$(37,312)	$4,357	$13,814	—	—	$575,353
Short Duration Bond	64,198	709,566	157,171	(276,778)	(293)	2,236	$7,541	—	591,902
Small Cap Dynamic Growth	45,569	535,829	104,208	(10,482)	(5,607)	(31,098)	—	—	592,850
Small Cap Value	40,527	622,301	120,719	(28,075)	(10,899)	(6,987)	—	—	697,059
U.S. Sector Rotation	1,095,039	8,992,666	1,750,923	(243,695)	(17,951)	194,691	—	—	10,676,634
					$(456,130)	$1,154,206	$37,323	—	$58,341,751
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	300,502	$12,863,067	$867,342	—	—	$618,544	—	—	$14,348,953
Bond	—	1,555,591	55,307	$(1,587,534)	$(50,204)	26,840	$2,975	—	—
Capital Appreciation	712,035	8,948,313	518,117	—	—	473,583	—	—	9,940,013
Capital Appreciation Value	706,565	6,294,595	294,496	(156,030)	(47,207)	93,344	—	—	6,479,198
Disciplined Value	486,970	11,329,507	—	(354,712)	(46,473)	47,981	—	—	10,976,303
Disciplined Value International	745,386	10,736,314	449,964	(178,123)	(5,376)	170,564	—	—	11,173,343
Emerging Markets Debt	185,959	1,318,258	303,520	(271,907)	(10,536)	12,584	21,161	—	1,351,919
Emerging Markets Equity	1,898,673	16,822,239	—	—	—	94,934	—	—	16,917,173
Equity Income	807,171	15,475,915	69,883	(474,641)	(120,662)	224,313	69,882	—	15,174,808
Financial Industries	154,940	2,166,428	92,797	(51,118)	(19,663)	87,624	—	—	2,276,068
Fundamental Large Cap Core	144,734	9,348,398	397,830	(286,872)	(69,535)	389,860	—	—	9,779,681
Health Sciences	631,340	2,830,594	243,844	(35,427)	(7,833)	(63,882)	—	—	2,967,296
High Yield	433,850	1,252,270	275,706	(248,985)	(8,274)	13,480	21,108	—	1,284,197
International Dynamic Growth	440,345	4,345,246	214,619	(136,763)	(57,852)	139,481	—	—	4,504,731
International Growth	205,051	4,808,103	199,553	(46,211)	(23,536)	71,489	—	—	5,009,398
International Small Company	433,331	4,203,325	259,202	(80,900)	(25,386)	3,068	—	—	4,359,309
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,487,385	$31,407,154	$1,479,054	$(548,456)	$(82,311)	$351,606	—	—	$32,607,047
John Hancock Collateral Trust	56,974	534,537	87,699	(52,680)	5	188	$7,317	—	569,749
Mid Cap Growth	870,543	11,570,053	868,007	(332,451)	(238,266)	59,091	—	—	11,926,434
Mid Value	933,618	14,513,915	904,057	(126,487)	(40,003)	(154,881)	—	—	15,096,601
Science & Technology	1,298,265	2,196,027	107,244	(137,306)	(16,122)	83,173	—	—	2,233,016
Short Duration Bond	234,712	2,863,480	370,291	(1,075,186)	(414)	5,874	28,902	—	2,164,045
Small Cap Dynamic Growth	177,482	2,257,202	262,701	(58,951)	(29,839)	(122,075)	—	—	2,309,038
Small Cap Value	157,844	2,614,019	297,065	(118,242)	(50,693)	(27,237)	—	—	2,714,912
U.S. Sector Rotation	4,261,953	37,870,026	3,718,609	(704,199)	(50,398)	720,005	—	—	41,554,043
					$(1,000,578)	$3,319,551	$151,345	—	$227,717,275
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	436,258	$19,204,466	$734,715	—	—	$892,117	—	—	$20,831,298
Bond	—	2,315,156	65,935	$(2,359,969)	$(64,093)	42,971	$3,496	—	—
Capital Appreciation	1,036,094	13,330,639	447,730	—	—	685,504	—	—	14,463,873
Capital Appreciation Value	1,031,827	9,453,117	350,821	(399,159)	(111,139)	168,212	—	—	9,461,852
Disciplined Value	708,244	17,191,974	—	(1,210,237)	(104,857)	86,939	—	—	15,963,819
Disciplined Value International	1,089,792	16,019,941	479,409	(389,344)	(3,277)	229,252	—	—	16,335,981
Emerging Markets Debt	270,786	1,959,339	388,122	(379,908)	(24,216)	25,274	30,443	—	1,968,611
Emerging Markets Equity	2,805,342	25,150,198	—	(275,093)	(220,820)	341,314	—	—	24,995,599
Equity Income	1,176,738	23,406,956	105,005	(1,501,538)	(331,715)	443,969	105,005	—	22,122,677
Financial Industries	225,936	3,242,340	21,988	(42,664)	(14,956)	112,289	—	—	3,318,997
Fundamental Large Cap Core	212,622	13,966,436	208,065	(262,186)	(68,971)	523,510	—	—	14,366,854
Health Sciences	919,773	4,228,841	201,493	—	—	(107,400)	—	—	4,322,934
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	631,756	$1,861,372	$324,795	$(322,727)	$(9,711)	$16,268	$30,389	—	$1,869,997
International Dynamic Growth	644,423	6,473,975	184,647	(179,080)	(69,643)	182,552	—	—	6,592,451
International Growth	299,088	7,160,954	172,469	(89,306)	(45,437)	108,039	—	—	7,306,719
International Small Company	634,395	6,282,502	286,350	(146,044)	(36,561)	(4,236)	—	—	6,382,011
International Strategic Equity Allocation	5,086,707	46,782,751	1,178,974	(752,220)	(117,149)	468,352	—	—	47,560,708
John Hancock Collateral Trust	74,966	727,201	99,577	(77,365)	6	249	9,815	—	749,668
Mid Cap Growth	1,273,816	17,227,621	803,766	(294,003)	(214,102)	(72,003)	—	—	17,451,279
Mid Value	1,366,347	21,656,644	1,108,100	(360,186)	(110,205)	(200,526)	—	—	22,093,827
Science & Technology	1,914,040	3,278,499	97,724	(179,125)	(34,467)	129,517	—	—	3,292,148
Short Duration Bond	331,557	4,277,238	401,380	(1,629,640)	3,559	4,416	41,308	—	3,056,953
Small Cap Dynamic Growth	258,741	3,371,811	239,775	(17,053)	(16,380)	(211,933)	—	—	3,366,220
Small Cap Value	230,202	3,911,663	235,772	(69,493)	(29,109)	(89,354)	—	—	3,959,479
U.S. Sector Rotation	6,219,191	56,762,526	4,109,236	(1,154,897)	(103,617)	1,023,864	—	—	60,637,112
					$(1,726,860)	$4,799,156	$220,456	—	$332,471,067
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	667,460	$29,744,573	$752,589	—	—	$1,374,050	—	—	$31,871,212
Bond	—	3,515,218	99,837	$(3,569,012)	$(116,633)	70,590	$6,107	—	—
Capital Appreciation	1,588,249	20,579,184	535,026	—	—	1,057,741	—	—	22,171,951
Capital Appreciation Value	1,570,918	14,590,200	435,573	(697,163)	(192,375)	269,080	—	—	14,405,315
Disciplined Value	1,076,565	26,393,247	—	(2,071,383)	(109,483)	53,405	—	—	24,265,786
Disciplined Value International	1,657,567	24,708,193	398,838	(594,383)	(7,845)	342,120	—	—	24,846,923
Emerging Markets Debt	410,331	2,943,634	635,803	(593,816)	(51,385)	48,868	46,205	—	2,983,104
Emerging Markets Equity	4,286,872	38,772,726	—	(745,052)	(589,273)	757,626	—	—	38,196,027
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	1,784,479	$35,680,809	$161,120	$(2,437,649)	$(425,998)	$569,933	$161,119	—	$33,548,215
Financial Industries	344,621	4,966,783	—	(53,619)	(9,028)	158,345	—	—	5,062,481
Fundamental Large Cap Core	326,087	21,672,320	170,526	(489,742)	(131,454)	812,022	—	—	22,033,672
Health Sciences	1,403,865	6,568,934	229,958	(30,691)	(7,225)	(162,810)	—	—	6,598,166
High Yield	957,321	2,796,452	542,844	(513,307)	(15,646)	23,327	46,108	—	2,833,670
International Dynamic Growth	986,822	9,995,321	274,733	(347,161)	(132,697)	304,991	—	—	10,095,187
International Growth	455,986	10,969,518	169,956	(96,497)	(35,859)	132,622	—	—	11,139,740
International Small Company	963,338	9,643,555	246,530	(137,487)	(34,408)	(27,005)	—	—	9,691,185
International Strategic Equity Allocation	7,755,194	71,664,766	1,169,406	(873,889)	(136,098)	686,879	—	—	72,511,064
John Hancock Collateral Trust	95,712	973,642	114,546	(131,393)	9	322	12,846	—	957,126
Mid Cap Growth	1,943,389	26,536,001	1,160,513	(619,850)	(437,610)	(14,626)	—	—	26,624,428
Mid Value	2,077,011	33,162,528	1,155,477	(250,660)	(75,555)	(406,520)	—	—	33,585,270
Science & Technology	2,908,580	5,050,454	158,353	(349,512)	(71,225)	214,688	—	—	5,002,758
Short Duration Bond	433,938	6,425,953	635,916	(3,068,866)	10,169	(2,267)	62,679	—	4,000,905
Small Cap Dynamic Growth	393,895	5,150,524	353,005	(26,453)	(13,419)	(339,083)	—	—	5,124,574
Small Cap Value	350,878	6,026,654	268,756	(76,962)	(31,863)	(151,482)	—	—	6,035,103
U.S. Sector Rotation	9,477,652	87,959,137	5,170,492	(2,090,275)	(187,423)	1,555,178	—	—	92,407,109
					$(2,802,324)	$7,327,994	$335,064	—	$505,990,971
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	982,399	$44,532,104	$354,810	—	—	$2,022,654	—	—	$46,909,568
Bond	824,806	17,616,953	1,289,296	$(7,893,188)	$(586,820)	403,465	$131,308	—	10,829,706
Capital Appreciation	2,355,965	30,648,014	678,630	—	—	1,562,629	—	—	32,889,273
Capital Appreciation Value	2,393,111	22,411,770	518,855	(1,099,761)	(191,286)	305,251	—	—	21,944,829
Disciplined Value	1,565,904	38,686,493	—	(3,306,193)	156,938	(241,764)	—	—	35,295,474
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,504,740	$38,233,440	$238,111	$(1,420,848)	$(26,967)	$522,316	—	—	$37,546,052
Diversified Real Assets	717,318	8,225,408	403,291	(428,457)	(31,735)	(84,336)	—	—	8,084,171
Emerging Markets Debt	1,557,986	11,540,321	768,327	(957,425)	(258,489)	233,822	$172,096	—	11,326,556
Emerging Markets Equity	5,951,681	54,150,969	—	(1,328,426)	(728,463)	935,395	—	—	53,029,475
Equity Income	2,597,537	53,192,844	240,093	(4,752,128)	(276,741)	429,636	240,093	—	48,833,704
Financial Industries	508,183	7,408,017	42,562	(200,160)	(25,944)	240,735	—	—	7,465,210
Fundamental Large Cap Core	467,247	31,973,097	34,651	(1,383,374)	169,582	777,935	—	—	31,571,891
Health Sciences	2,103,574	9,906,087	310,969	(72,136)	(5,724)	(252,398)	—	—	9,886,798
High Yield	2,242,044	6,762,363	510,506	(648,293)	(96,461)	108,335	106,076	—	6,636,450
International Dynamic Growth	1,487,431	15,310,880	308,245	(657,328)	(199,560)	454,178	—	—	15,216,415
International Growth	690,544	16,892,696	129,579	(288,085)	(35,572)	171,368	—	—	16,869,986
International Small Company	1,470,830	14,961,827	256,966	(317,781)	(26,882)	(77,577)	—	—	14,796,553
International Strategic Equity Allocation	11,518,248	108,374,220	711,365	(2,136,073)	(331,148)	1,077,258	—	—	107,695,622
John Hancock Collateral Trust	222,741	2,275,967	178,012	(227,320)	(7)	784	30,146	—	2,227,436
Mid Cap Growth	2,734,431	38,062,513	1,660,444	(1,563,856)	(1,113,854)	416,455	—	—	37,461,702
Mid Value	2,942,416	47,963,224	1,011,126	(648,917)	(48,567)	(698,005)	—	—	47,578,861
Science & Technology	4,262,719	7,551,448	250,347	(677,659)	(142,029)	349,769	—	—	7,331,876
Short Duration Bond	887,561	9,652,306	488,533	(1,979,011)	2,641	18,845	113,148	—	8,183,314
Small Cap Dynamic Growth	546,507	7,262,102	404,094	(56,955)	(19,241)	(479,942)	—	—	7,110,058
Small Cap Value	486,071	8,438,691	367,298	(182,151)	(4,611)	(258,802)	—	—	8,360,425
U.S. Sector Rotation	13,978,542	131,800,722	6,290,011	(3,759,575)	(305,086)	2,264,715	—	—	136,290,787
					$(4,126,026)	$10,202,721	$792,867	—	$771,372,192
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	920,304	$41,606,656	$435,650	—	—	$1,902,188	—	—	$43,944,494
Bond	2,418,893	34,215,819	1,619,852	$(3,703,453)	$(1,010,011)	637,862	$363,182	—	31,760,069
Capital Appreciation	2,206,411	28,691,199	644,496	—	—	1,465,805	—	—	30,801,500
Capital Appreciation Value	2,249,601	21,443,872	210,321	(1,124,372)	(213,392)	312,411	—	—	20,628,840
Core Bond	1,835,931	22,032,479	1,067,853	(3,101,371)	(640,063)	395,723	209,924	—	19,754,621
Disciplined Value	1,427,877	36,009,758	—	(3,703,035)	180,042	(302,419)	—	—	32,184,346
Disciplined Value International	2,451,601	38,000,548	—	(1,718,671)	(23,245)	490,873	—	—	36,749,505
Diversified Real Assets	1,943,075	22,671,612	983,316	(1,427,264)	(40,830)	(288,382)	—	—	21,898,452
Emerging Markets Debt	2,490,431	18,664,152	833,348	(1,347,936)	(481,709)	437,578	279,063	—	18,105,433
Emerging Markets Equity	5,189,820	47,316,286	—	(1,253,848)	(555,077)	733,938	—	—	46,241,299
Equity Income	2,365,634	49,599,364	222,361	(5,433,499)	(147,089)	232,774	222,361	—	44,473,911
Financial Industries	519,074	7,633,489	—	(226,470)	(26,666)	244,837	—	—	7,625,190
Fundamental Global Franchise	265,825	3,108,390	33,933	(125,861)	(22,935)	71,431	—	—	3,064,958
Fundamental Large Cap Core	361,626	24,739,483	184,943	(1,216,309)	216,069	510,879	—	—	24,435,065
Global Equity	249,394	3,087,179	—	(173,273)	21,014	37,852	—	—	2,972,772
Health Sciences	2,171,286	10,463,849	156,199	(132,845)	(13,773)	(268,386)	—	—	10,205,044
High Yield	4,393,150	13,405,390	692,214	(1,113,290)	(208,925)	228,335	211,100	—	13,003,724
International Dynamic Growth	1,489,734	15,505,131	377,949	(888,713)	(288,667)	534,280	—	—	15,239,980
International Growth	678,626	16,602,046	155,112	(312,312)	(34,511)	168,492	—	—	16,578,827
International Small Company	1,546,520	15,868,237	191,389	(387,838)	(24,755)	(89,043)	—	—	15,557,990
International Strategic Equity Allocation	11,314,100	107,109,537	89,091	(2,161,726)	(310,708)	1,060,645	—	—	105,786,839
John Hancock Collateral Trust	201,774	2,107,588	164,036	(254,565)	7	699	27,577	—	2,017,765
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	2,458,831	$33,965,367	$1,155,657	$(805,357)	$(417,893)	$(211,783)	—	—	$33,685,991
Mid Value	2,613,218	43,103,977	399,840	(567,710)	(15,404)	(664,976)	—	—	42,255,727
Science & Technology	4,387,698	7,770,512	209,572	(640,764)	(132,748)	340,268	—	—	7,546,840
Short Duration Bond	1,015,007	11,152,200	577,096	(2,395,790)	7,584	17,274	$131,789	—	9,358,364
Small Cap Dynamic Growth	444,629	5,978,300	220,834	—	—	(414,516)	—	—	5,784,618
Small Cap Value	394,910	7,058,368	139,567	(182,749)	1,962	(224,692)	—	—	6,792,456
Strategic Income Opportunities	361,286	4,547,017	138,518	(1,162,829)	(78,602)	71,212	31,359	—	3,515,316
U.S. Sector Rotation	13,815,604	131,401,432	6,436,425	(5,000,803)	(395,495)	2,260,581	—	—	134,702,140
					$(4,655,820)	$9,691,740	$1,476,355	—	$806,672,076
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	909,130	$41,556,348	—	—	—	$1,854,626	—	—	$43,410,974
Bond	4,919,964	68,509,406	$1,776,699	$(4,942,408)	$(1,405,150)	660,585	$739,201	—	64,599,132
Capital Appreciation	2,165,769	28,774,474	48,865	—	—	1,410,792	—	—	30,234,131
Capital Appreciation Value	3,609,377	34,264,616	—	(1,351,442)	(283,058)	467,868	—	—	33,097,984
Core Bond	4,560,440	52,512,132	1,436,825	(4,291,344)	(1,014,044)	426,761	525,787	—	49,070,330
Disciplined Value	1,426,265	35,208,314	—	(3,010,932)	213,202	(262,574)	—	—	32,148,010
Disciplined Value International	2,737,000	41,815,828	—	(1,347,394)	(8,143)	567,332	—	—	41,027,623
Diversified Real Assets	3,648,685	42,333,353	937,933	(1,513,600)	(35,174)	(601,830)	—	—	41,120,682
Emerging Markets Debt	4,118,313	30,913,616	655,206	(1,563,354)	(564,643)	499,312	462,109	—	29,940,137
Emerging Markets Equity	5,012,129	45,832,871	—	(1,346,551)	(585,634)	757,383	—	—	44,658,069
Equity Income	2,361,012	48,471,698	218,433	(4,480,866)	(66,230)	243,994	218,432	—	44,387,029
Financial Industries	573,496	8,404,512	—	(223,033)	(25,286)	268,469	—	—	8,424,662
Fundamental Global Franchise	439,996	5,114,927	24	(128,397)	6,098	80,500	—	—	5,073,152
Fundamental Large Cap Core	315,215	21,286,268	52,383	(703,874)	166,373	497,927	—	—	21,299,077
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	527,394	$6,461,128	—	$(304,700)	$26,895	$103,216	—	—	$6,286,539
Health Sciences	2,106,965	10,211,863	$39,132	(73,675)	(2,279)	(272,305)	—	—	9,902,736
High Yield	7,926,981	24,330,023	805,964	(1,712,523)	(323,398)	363,797	$382,304	—	23,463,863
International Dynamic Growth	1,636,504	17,050,816	107,067	(697,601)	(251,445)	532,598	—	—	16,741,435
International Growth	748,908	18,421,305	8,396	(285,415)	(25,119)	176,658	—	—	18,295,825
International Small Company	1,659,848	16,933,341	117,988	(240,360)	(13,651)	(99,252)	—	—	16,698,066
International Strategic Equity Allocation	11,751,527	111,102,411	—	(2,007,651)	(298,281)	1,080,300	—	—	109,876,779
John Hancock Collateral Trust	184,275	2,000,446	160,833	(319,163)	2	649	26,348	—	1,842,767
Mid Cap Growth	2,354,938	32,512,015	1,244,808	(926,604)	(304,758)	(262,808)	—	—	32,262,653
Mid Value	2,531,082	41,379,794	408,927	(238,388)	(3,190)	(619,552)	—	—	40,927,591
Science & Technology	4,809,544	8,466,671	146,524	(578,740)	(100,962)	338,922	—	—	8,272,415
Short Duration Bond	1,230,420	14,209,658	550,007	(3,445,413)	16,787	13,434	166,458	—	11,344,473
Small Cap Dynamic Growth	384,802	5,186,894	201,988	(24,795)	(2,899)	(354,919)	—	—	5,006,269
Small Cap Value	344,626	6,088,594	172,816	(145,891)	851	(188,805)	—	—	5,927,565
Strategic Income Opportunities	1,098,340	12,195,766	246,241	(1,747,080)	(129,759)	121,678	93,894	—	10,686,846
U.S. Sector Rotation	13,841,462	129,251,234	6,939,412	(3,233,216)	(219,933)	2,216,757	—	—	134,954,254
					$(5,232,828)	$10,021,513	$2,614,533	—	$940,981,068
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	724,989	$33,059,201	$75,912	—	—	$1,483,091	—	—	$34,618,204
Bond	6,064,894	83,381,529	1,270,362	$(4,132,387)	$(1,187,708)	300,266	$912,170	—	79,632,062
Capital Appreciation	1,739,556	22,767,524	363,588	—	—	1,153,096	—	—	24,284,208
Capital Appreciation Value	4,407,897	41,657,482	—	(1,477,370)	(270,373)	510,672	—	—	40,420,411
Core Bond	7,567,978	85,320,264	1,652,673	(4,600,877)	(1,135,338)	194,725	871,782	—	81,431,447
Disciplined Value	1,159,658	28,559,367	—	(2,414,755)	295,258	(301,188)	—	—	26,138,682
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,667,634	$40,573,279	—	$(1,155,027)	$12,804	$556,771	—	—	$39,987,827
Diversified Real Assets	5,575,989	64,630,624	$1,211,315	(2,060,660)	14,898	(954,786)	—	—	62,841,391
Emerging Markets Debt	5,427,549	40,634,549	896,873	(1,998,650)	(719,594)	645,107	$607,898	—	39,458,285
Emerging Markets Equity	4,089,333	36,865,236	—	(609,473)	(249,591)	429,783	—	—	36,435,955
Equity Income	1,919,470	39,373,638	176,821	(3,657,664)	96,049	97,184	176,821	—	36,086,028
Financial Industries	555,770	8,058,923	49,544	(187,191)	(15,113)	258,102	—	—	8,164,265
Floating Rate Income	1,025,509	8,138,620	504,736	(778,759)	(62,994)	2,523	181,364	—	7,804,126
Fundamental Global Franchise	1,046,221	12,203,714	79,121	(427,780)	3,485	204,386	—	—	12,062,926
Fundamental Large Cap Core	175,768	11,882,902	115,619	(498,513)	107,030	269,600	—	—	11,876,638
Global Equity	1,382,449	16,798,108	—	(673,474)	(13,468)	367,628	—	—	16,478,794
Health Sciences	2,327,748	11,276,405	65,563	(103,223)	6,743	(305,071)	—	—	10,940,417
High Yield	10,702,608	33,040,456	830,514	(2,248,456)	(430,332)	487,538	518,925	—	31,679,720
International Dynamic Growth	1,606,120	16,638,840	254,527	(752,451)	(268,244)	557,932	—	—	16,430,604
International Growth	718,688	17,554,512	182,666	(342,359)	(12,884)	175,612	—	—	17,557,547
International Small Company	1,720,128	17,562,670	158,788	(302,077)	(1,615)	(113,278)	—	—	17,304,488
International Strategic Equity Allocation	11,303,209	106,776,029	99,207	(1,991,046)	(240,507)	1,041,325	—	—	105,685,008
John Hancock Collateral Trust	241,655	2,584,433	192,567	(361,276)	(22)	872	35,637	—	2,416,574
Mid Cap Growth	2,055,938	28,480,796	1,133,321	(969,010)	(254,087)	(224,673)	—	—	28,166,347
Mid Value	2,215,543	36,249,350	483,620	(366,117)	2,944	(544,474)	—	—	35,825,323
Science & Technology	4,652,243	8,195,913	189,426	(619,881)	(108,767)	345,168	—	—	8,001,859
Short Duration Bond	3,790,041	38,701,188	1,087,161	(4,942,222)	(394,209)	492,264	456,582	—	34,944,182
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	323,745	$5,719,576	$139,882	$(115,043)	$(3,487)	$(172,515)	—	—	$5,568,413
Strategic Income Opportunities	3,575,413	37,472,783	605,076	(3,284,527)	(343,879)	339,315	$303,806	—	34,788,768
U.S. Sector Rotation	12,636,316	116,213,565	8,496,907	(3,483,987)	(136,331)	2,113,923	—	—	123,204,077
					$(5,309,332)	$9,410,898	$4,064,985	—	$1,030,234,576
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	346,268	$15,352,559	$464,090	—	—	$717,631	—	—	$16,534,280
Bond	6,725,797	93,134,954	1,444,423	$(5,317,042)	$(1,401,195)	448,578	$1,008,522	—	88,309,718
Capital Appreciation	826,242	10,682,834	298,489	—	—	553,018	—	—	11,534,341
Capital Appreciation Value	4,366,050	41,900,906	—	(2,116,333)	(270,505)	522,610	—	—	40,036,678
Core Bond	7,840,381	88,962,709	1,576,161	(5,237,348)	(1,248,822)	309,799	895,789	—	84,362,499
Disciplined Value	461,209	12,153,588	—	(1,744,855)	267,215	(280,298)	—	—	10,395,650
Disciplined Value International	1,661,942	26,006,219	—	(1,458,739)	140,266	224,767	—	—	24,912,513
Diversified Real Assets	5,542,433	64,991,100	691,433	(2,273,926)	114,507	(1,059,891)	—	—	62,463,223
Emerging Markets Debt	5,174,992	39,086,449	632,491	(2,041,424)	(682,449)	627,123	583,482	—	37,622,190
Emerging Markets Equity	1,882,253	17,280,851	—	(596,273)	(84,819)	171,115	—	—	16,770,874
Equity Income	762,130	16,734,268	73,627	(2,546,567)	582,635	(515,928)	73,627	—	14,328,035
Financial Industries	362,132	5,469,315	—	(309,965)	(13,930)	174,296	—	—	5,319,716
Floating Rate Income	1,496,266	11,978,847	577,535	(1,081,322)	(40,604)	(47,875)	266,333	—	11,386,581
Fundamental Global Franchise	1,184,736	14,268,319	—	(844,933)	30,542	206,078	—	—	13,660,006
Fundamental Large Cap Core	104,867	7,372,626	—	(511,699)	41,802	183,133	—	—	7,085,862
Global Equity	1,218,884	15,217,572	—	(1,007,780)	115,815	203,489	—	—	14,529,096
Health Sciences	1,663,885	8,101,306	—	(62,665)	5,164	(223,543)	—	—	7,820,262
High Yield	10,623,180	32,763,641	669,317	(2,056,119)	(376,105)	443,878	514,414	—	31,444,612
International Dynamic Growth	1,076,453	11,485,190	995	(672,743)	(216,166)	414,840	—	—	11,012,116
International Growth	438,796	10,982,310	13,534	(374,798)	25,159	73,580	—	—	10,719,785
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	1,096,165	$11,522,671	—	$(418,893)	$86,085	$(162,440)	—	—	$11,027,423
International Strategic Equity Allocation	7,131,280	68,689,920	—	(2,546,969)	(203,164)	737,684	—	—	66,677,471
John Hancock Collateral Trust	238,403	2,543,441	$1,269,846	(1,430,018)	244	540	$35,802	—	2,384,053
Mid Cap Growth	1,153,277	16,495,236	543,676	(965,785)	(146,363)	(126,863)	—	—	15,799,901
Mid Value	1,247,847	20,865,027	140,903	(508,477)	58,217	(377,986)	—	—	20,177,684
Science & Technology	3,061,439	5,535,004	34,367	(459,363)	(71,321)	226,988	—	—	5,265,675
Short Duration Bond	4,787,828	48,614,837	844,035	(5,439,307)	(519,354)	643,559	572,381	—	44,143,770
Small Cap Value	249,518	4,460,772	32,965	(63,802)	2,876	(141,105)	—	—	4,291,706
Strategic Income Opportunities	4,348,365	45,064,377	514,414	(3,285,113)	(319,776)	335,688	368,262	—	42,309,590
U.S. Sector Rotation	6,742,012	60,705,356	6,378,763	(2,467,420)	(35,562)	1,153,480	—	—	65,734,617
					$(4,159,608)	$5,435,945	$4,318,612	—	$798,059,927
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	72,474	$3,281,171	$29,932	—	—	$149,543	—	—	$3,460,646
Bond	4,207,160	58,987,169	634,858	$(3,791,855)	$(878,810)	288,648	$634,858	—	55,240,010
Capital Appreciation	174,223	2,286,018	30,809	—	—	115,330	—	—	2,432,157
Capital Appreciation Value	2,177,614	21,062,297	—	(1,229,024)	(140,217)	275,666	—	—	19,968,722
Core Bond	5,180,930	59,566,089	592,460	(3,796,954)	(825,131)	210,338	592,460	—	55,746,802
Disciplined Value	99,353	2,656,112	—	(412,830)	20,453	(24,326)	—	—	2,239,409
Disciplined Value International	741,301	11,699,435	—	(750,063)	41,427	121,305	—	—	11,112,104
Diversified Real Assets	3,081,101	36,555,130	468,785	(1,746,918)	163,264	(716,254)	—	—	34,724,007
Emerging Markets Debt	3,002,317	22,889,265	352,058	(1,385,540)	(412,542)	383,606	340,183	—	21,826,847
Emerging Markets Equity	617,402	5,849,633	—	(378,371)	(19,244)	49,031	—	—	5,501,049
Equity Income	163,551	3,659,356	16,160	(612,922)	188,496	(176,327)	16,159	—	3,074,763
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	189,215	$2,924,371	$18,551	$(248,256)	$(8,980)	$93,889	—	—	$2,779,575
Floating Rate Income	1,127,344	9,255,436	204,758	(813,873)	(4,137)	(63,095)	$204,758	—	8,579,089
Fundamental Global Franchise	609,514	7,393,786	13,942	(500,501)	49,209	71,255	—	—	7,027,691
Fundamental Large Cap Core	61,793	4,392,893	62,708	(412,633)	14,183	118,234	—	—	4,175,385
Global Equity	614,427	7,719,853	—	(559,369)	88,727	74,759	—	—	7,323,970
Global Shareholder Yield	362,422	4,034,170	21,063	(210,384)	27,696	(38,122)	21,063	—	3,834,423
Health Sciences	811,601	4,006,886	28,434	(113,556)	8,439	(115,677)	—	—	3,814,526
High Yield	6,260,870	19,434,227	304,207	(1,250,032)	(218,161)	261,935	304,208	—	18,532,176
International Dynamic Growth	511,847	5,536,810	92,972	(486,056)	(8,782)	101,249	—	—	5,236,193
International Growth	191,337	4,921,717	7,892	(296,792)	(49,674)	91,210	—	—	4,674,353
International Small Company	459,771	4,873,952	20,085	(235,559)	56,578	(89,758)	—	—	4,625,298
International Strategic Equity Allocation	3,103,814	30,624,017	—	(1,832,663)	(138,837)	368,142	—	—	29,020,659
John Hancock Collateral Trust	129,684	1,430,971	1,047,978	(1,182,512)	111	301	20,136	—	1,296,849
Mid Cap Growth	428,298	6,173,348	348,617	(548,949)	15,761	(121,095)	—	—	5,867,682
Mid Value	461,830	7,856,811	75,832	(341,553)	64,247	(187,546)	—	—	7,467,791
Science & Technology	1,601,687	2,924,371	149,970	(403,838)	(70,331)	154,729	—	—	2,754,901
Short Duration Bond	3,526,452	35,248,009	413,818	(3,238,264)	(306,668)	396,989	413,807	—	32,513,884
Small Cap Value	130,421	2,368,253	68,000	(120,530)	(697)	(71,791)	—	—	2,243,235
Strategic Income Opportunities	2,388,671	24,810,893	202,638	(1,784,656)	(140,655)	153,545	202,638	—	23,241,765
U.S. Sector Rotation	3,004,285	26,919,510	4,076,966	(2,207,180)	(72,385)	574,866	—	—	29,291,777
					$(2,556,660)	$2,450,579	$2,750,270	—	$419,627,738
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	30,671	$1,277,544	$117,516	—	—	$69,502	—	—	$1,464,562
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	1,765,252	$24,055,532	$263,221	$(903,744)	$(219,865)	$(17,379)	$263,221	—	$23,177,765
Capital Appreciation	73,651	889,328	85,231	—	—	53,615	—	—	1,028,174
Capital Appreciation Value	809,332	7,561,821	—	(192,979)	(19,718)	72,452	—	—	7,421,576
Core Bond	2,113,383	23,686,633	239,209	(944,047)	(218,150)	(23,645)	239,209	—	22,740,000
Disciplined Value	38,991	1,040,417	—	(159,928)	6,970	(8,597)	—	—	878,862
Disciplined Value International	254,332	3,889,538	—	(133,908)	4,685	52,123	—	—	3,812,438
Diversified Real Assets	1,138,725	13,151,344	301,317	(425,594)	40,757	(234,396)	—	—	12,833,428
Emerging Markets Debt	1,176,257	8,680,489	200,188	(325,234)	(97,761)	93,708	131,463	—	8,551,390
Emerging Markets Equity	96,166	876,467	—	(24,158)	(330)	4,863	—	—	856,842
Equity Income	64,243	1,433,661	6,316	(236,973)	60,446	(55,684)	6,317	—	1,207,766
Floating Rate Income	551,501	4,351,132	124,315	(245,769)	(1,491)	(31,267)	98,730	—	4,196,920
Fundamental Global Franchise	191,901	2,254,431	38,196	(120,300)	9,423	30,869	—	—	2,212,619
Fundamental Large Cap Core	20,031	1,379,101	31,586	(101,779)	8,494	36,121	—	—	1,353,523
Global Equity	233,078	2,830,795	—	(114,262)	17,555	44,206	—	—	2,778,294
Global Shareholder Yield	168,744	1,819,045	9,580	(39,757)	4,684	(8,243)	9,581	—	1,785,309
High Yield	2,454,667	7,405,322	118,170	(276,302)	(51,212)	69,837	118,170	—	7,265,815
International Dynamic Growth	156,463	1,630,856	46,808	(107,609)	(2,565)	33,129	—	—	1,600,619
International Growth	63,559	1,569,642	4,029	(35,606)	(1,369)	16,053	—	—	1,552,749
International Small Company	127,627	1,315,052	30,463	(53,922)	6,785	(14,452)	—	—	1,283,926
International Strategic Equity Allocation	996,519	9,434,723	55,315	(251,127)	(20,945)	99,490	—	—	9,317,456
John Hancock Collateral Trust	28,175	353,423	44,241	(116,008)	9	92	4,115	—	281,757
Mid Cap Growth	105,782	1,476,594	79,707	(83,861)	2,517	(25,749)	—	—	1,449,208
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	114,070	$1,871,781	$65,588	$(66,208)	$1,534	$(28,186)	—	—	$1,844,509
Short Duration Bond	1,653,609	15,734,061	264,513	(796,293)	(77,963)	121,961	$189,613	—	15,246,279
Strategic Income Opportunities	927,111	9,350,233	77,946	(415,869)	(33,137)	41,620	77,946	—	9,020,793
U.S. Sector Rotation	976,455	8,189,876	1,572,957	(420,268)	(14,265)	192,141	—	—	9,520,441
					$(594,912)	$584,184	$1,138,365	—	$154,683,020
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	16,070	$959,653	$138,402	$(363,245)	$7,732	$24,794	—	—	$767,336
Bond	1,365,539	19,002,554	244,692	(1,122,029)	(257,100)	61,407	$206,224	—	17,929,524
Capital Appreciation Value	562,972	5,379,503	10,814	(262,163)	(26,938)	61,240	—	—	5,162,456
Core Bond	1,719,704	19,614,789	237,829	(1,138,723)	(261,489)	51,607	199,149	—	18,504,013
Disciplined Value International	156,624	2,446,508	27,465	(159,911)	15,666	18,070	—	—	2,347,798
Diversified Real Assets	831,827	9,768,837	438,823	(691,155)	18,569	(160,380)	—	—	9,374,694
Emerging Markets Debt	898,733	6,775,526	177,018	(409,198)	(118,643)	109,085	101,844	—	6,533,788
Equity Income	43,203	642,019	300,651	(144,401)	28,405	(14,451)	2,780	—	812,223
Floating Rate Income	502,155	4,046,133	136,309	(331,210)	(2,029)	(27,807)	90,704	—	3,821,396
Fundamental Global Franchise	143,523	1,724,395	50,990	(148,600)	7,635	20,401	—	—	1,654,821
Fundamental Large Cap Core	12,370	870,990	31,610	(93,326)	5,089	21,485	—	—	835,848
Global Equity	159,641	1,983,725	17,717	(140,546)	16,380	25,642	—	—	1,902,918
Global Shareholder Yield	150,409	1,658,228	24,617	(86,904)	5,199	(9,817)	8,794	—	1,591,323
High Yield	1,895,924	5,827,415	97,428	(325,329)	(59,209)	71,629	92,112	—	5,611,934
International Dynamic Growth	100,984	1,080,564	48,076	(113,756)	(3,846)	22,030	—	—	1,033,068
International Growth	38,522	978,163	10,116	(55,177)	233	7,759	—	—	941,094
International Small Company	62,014	651,256	19,782	(42,751)	2,786	(7,216)	—	—	623,857
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	627,357	$6,105,310	$67,708	$(352,226)	$(30,918)	$75,912	—	—	$5,865,786
John Hancock Collateral Trust	32,865	367,286	49,147	(87,891)	(6)	121	$4,535	—	328,657
Mid Cap Growth	37,937	541,584	55,806	(68,826)	(2,173)	(6,658)	—	—	519,733
Mid Value	40,908	689,289	28,850	(46,147)	174	(10,688)	—	—	661,478
Short Duration Bond	1,529,896	14,877,328	286,723	(1,097,195)	(106,405)	145,191	177,013	—	14,105,642
Strategic Income Opportunities	710,769	7,285,408	77,131	(450,078)	(34,990)	38,314	60,312	—	6,915,785
U.S. Sector Rotation	512,709	4,228,808	1,081,790	(398,886)	(16,319)	103,518	—	—	4,998,911
					$(812,197)	$621,188	$943,467	—	$112,844,083
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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